Oppenheimer Trinity Core FundSM
6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.7048

Statement of Additional Information dated November 28, 2001, Revised May 10, 2002

         This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated November 28, 2001. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at
P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

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A B O U T  T H E  F U N D
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Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the
Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund can purchase. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the
Fund's Sub-Advisor, Trinity Investment Management Corporation, can use in selecting portfolio securities may vary over time. The Fund is not required to use the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.
Nonetheless, when selecting the Fund's portfolio investments, the Fund's the Sub-Advisor, who is retained by the
Manager, OppenheimerFunds, Inc., typically adheres to the following disciplined, systematic approach, which is more fully described in the Prospectus.

         Each day the New York Stock Exchange is open for trading, the Sub-Advisor ranks nearly all of the stocks comprising the Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index") according to their relative valuations. The Sub-Advisor determines these rankings by dividing the S&P 500 Index into 11 broad economic sectors
(Appendix A) and using specially selected valuation models.

         After identifying the most undervalued and most overvalued stocks in the S&P 500 Index, the Sub-Advisor generally selects the most undervalued stocks for the Fund's portfolio. In order to diversify the Fund's portfolio investments and attempt to reduce overall portfolio risk, the Sub-Advisor seeks to align the Fund's portfolio investments with the sector weights of the index 34 industry groups (See Appendix A).

         In selecting stocks for the Fund's portfolio, the portfolio management team, whose members are employed by the Sub-Advisor, primarily uses value-oriented investment analyses. In using these approaches, the portfolio management team looks for stocks that appear to be temporarily undervalued, by various measures. The portfolio management team seeks stocks having prices that are relatively low in relation to what the team considers to be their real worth or future prospects, with the expectation that the Fund will realize appreciation in the value of its holdings.

         Some of the measures used to identify undervalued stocks include, among others:
o        Dividend Discount, which calculates the present value of the projected stream of future dividends. Stocks that sell at discounts to present value are favored.
o        Earnings Momentum, which is based on the percentage change in trailing four-quarter earnings per share over the last three months.
o        Cashflow Plowback, which seeks high cashflow relative to capital structure and low price/cashflow ratio.
The plowback feature is based on net cashflow (cashflow minus dividends) retained by a company each year and available for reinvestment or plowback into the business, providing a basis for future growth.
o        Price/earnings Ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or lower than the market as a whole or that of similar companies may offer attractive investment opportunities.
o        Price/book value Ratio, which is the stock price divided by the book value of the company per share. It measures the company's stock price in relation to its asset value.
o        Dividend Yield, which is measured by dividing the annual dividend by the stock price per share.

         There is no assurance the Fund's stock selection strategy will result in the Fund achieving its objective of long-term capital growth. Nor can there be any assurance that the Fund's diversification strategy will actually reduce the volatility of an investment in the Fund.

|X|      Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund trades its portfolio securities during prior fiscal years. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would be 100% or more. The Fund's portfolio turnover rate will fluctuate from year to year.
The Fund may have a portfolio turnover rate of more than 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies.  In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below.  It is not required to use all of these strategies at all times, and at times may not use them.

|X|      Temporary Defensive and Interim Investments. For temporary defensive purposes, the Fund can invest in repurchase agreements and a variety of "money market securities." Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. The following is a brief description of the repurchase agreements and the types of money market securities in which the Fund may invest.

o        Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for defensive purposes.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.
Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Fund's Board of Trustees from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's fundamental policy limits on holding illiquid investments. The Fund cannot enter into a repurchase agreement that causes more than 10% of its total assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Sub-Advisor will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's value.

o        U.S. Government Securities. These include obligations issued or guaranteed by the U.S. Treasury or other
U.S. government agencies or corporate entities referred to as "instrumentalities" of the U.S. government. The obligations of U.S. government agencies or instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Fund will invest in securities of U.S. government agencies and instrumentalities only if the Sub-Advisor is satisfied that the credit risk with respect to such agency or instrumentality is minimal.

o        Bank Obligations. The Fund may buy time deposits, certificates of deposit and bankers' acceptances. They must be :
o        obligations issued or guaranteed by a domestic or foreign bank (including a foreign branch of a domestic bank) having total assets of at least $1 billion,
o        banker's acceptances (which may or may not be supported by letters of credit) only if guaranteed by a U.S.
                      commercial bank with total assets of at least U.S. $1 billion.

|X|           The Fund can make time deposits. These are non-negotiable deposits in a bank for a specified period of time. They may be subject to early withdrawal penalties. Time deposits that are subject to early withdrawal penalties are subject to the Fund's limits on illiquid investments, unless the time deposit matures in seven days or less. "Banks" include commercial banks, savings banks and savings and loan associations.
|X|
o        Commercial Paper. The Fund may invest in commercial paper, if it is rated within the top two rating categories of Standard & Poor's Rating Services ("Standard & Poor's") and Moody's Investors Service, Inc.,
("Moody's). If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least
"AA" by Standard & Poor's or "Aa" by Moody's.

         The Fund may buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S.
banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.
o        Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the
Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

         Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

         The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities. Currently, the Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

|X|      Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees.
These loans are limited to not more than 10% of the value of the Fund's total assets. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

         There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.
The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue
Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

|X|      Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of
Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

         As a fundamental policy, the Fund will not invest more than 10% of its total assets in illiquid or restricted securities, including repurchase agreements having a maturity beyond seven days, portfolio securities for which market quotations are not readily available and time deposits that mature in more than two days. Certain restricted securities that are eligible for resale to qualified institutional purchasers, as described below, may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         The Fund has limitations that apply to purchases of restricted securities, as stated above. Those percentage restrictions may not apply to purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

Investment Restrictions

|X|      What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o        67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

         Policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this Statement of Additional Information, as appropriate. The Fund's principal investment policies are described in the Prospectus.

|X|      Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

o        The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. This limitation does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o        The Fund cannot invest in companies for the purpose of acquiring control or management of them.
o        The Fund cannot lend money. However, it can invest in debt securities that the Fund's investment policies and restrictions permit it to purchase. The Fund may also lend its portfolio securities and enter into repurchase agreements.

o        The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

o        The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase readily-marketable securities of companies holding real estate or interests in real estate.

o        The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o        The Fund cannot invest in physical commodities or commodity contracts. This does not prohibit the Fund from purchasing or selling options and futures or from buying or selling hedging instruments as permitted by any of its other investment policies.

o        The Fund cannot borrow money except from banks in amounts not in excess of 5% of its assets as a temporary measure to meet redemptions.

o        The Fund cannot pledge, mortgage or hypothecate any of its assets. However, this does not prohibit the escrow arrangements contemplated by the put and call activities of the Fund or other collateral or margin arrangements in connection with any of the hedging instruments permitted by any of its other policies.

o        The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an on-going basis, it applies only at the time the Fund makes an investment with the exception of the borrowing policy. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

|X|      Does the Fund Have Additional Restrictions That Are Not "Fundamental" Policies?

         The Fund has additional operating policies that are not "fundamental," and which can be changed by the
Board of Trustees without shareholder approval.

o        The Fund can invest all of its assets in the securities of a single open-end management investment company for which the Manager, one of its subsidiaries or a successor is the investment advisor or sub-advisor. That fund must have substantially the same fundamental investment objective, policies and limitations as the Fund.

         For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. That is not a fundamental policy.

How the Fund Is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in May
1999.

         The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager and Sub-Advisor. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

|X|      Classes of Shares.  The Trustees  are  authorized,  without  shareholder  approval,  to create new series and classes of shares.  The Trustees  may  reclassify  unissued  shares of the Fund into  additional  series or classes of shares.  The  Trustees  also may  divide or combine  the  shares of a class into a greater or lesser  number of shares without changing the  proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting  rights or  preemptive  or  subscription  rights.  Shares  may be voted in  person  or by proxy at  shareholder meetings.

         The Fund currently has five classes of shares: Class A, Class B, Class C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|      Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the
Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the
Trustees or upon proper request of the shareholders.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less.  The Trustees may also take other action as permitted by the Investment Company Act.

|X|      Shareholder and Trustee Liability.  The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The
Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.  Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law. Trustees and Officers of the
Fund. The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed below.
Each of the Trustees except Mr. Murphy is an independent trustee, as defined in the Investment Company Act.  Mr.
Murphy is an "interested trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.  Mr. Murphy was elected as a
Trustee of the Fund with the understanding that in the event his affiliation with the Manager is terminated, he will resign as a trustee of the Fund and the other Board I Funds for which he is a trustee or director. All of the
Trustees are Trustees or Directors of the following Oppenheimer funds1 (referred to as "Board I Funds"):

Oppenheimer California Municipal Fund                     Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                     Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                     Oppenheimer Money Market Fund, Inc.
Oppenheimer Concentrated Growth Fund                      Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund                       Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund                                Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund                          Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund                    Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund                               Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                                   Oppenheimer Special Value Fund
Oppenheimer Global Fund                                   Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                   Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                   Oppenheimer U.S. Government Trust

         Messrs. Murphy, Molleur, Wixted and Zack, and Mses. Feld and Ives respectively hold the same offices with the other Board I Funds as with the Fund.  As of November 5, 2001, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above.

Independent Trustees

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Name, Address,2 Age, Position(s) Held    Principal Occupation(s) During Past 5 Years / Other Trusteeships or
with Fund and Length of Service3         Directorships Held by Trustee / Number of Portfolios in Fund Complex
                                         Overseen by Trustee

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Leon Levy,                               General Partner of Odyssey Partners, L.P. (investment partnership)
Chairman of the Board of Trustees        (since 1982) and Chairman of the Board of Avatar Holdings, Inc. (real
Trustee since 1999                       estate development) (since 1981). Oversees 31 portfolios in the
Age: 76                                  OppenheimerFunds complex.

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Robert G. Galli,                         A Trustee or Director of other Oppenheimer funds. Formerly Vice Chairman
Trustee since 1999                       of the Manager (October 1995 - December 1997). Oversees 41 portfolios in
Age: 68                                  the OppenheimerFunds complex.

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Phillip A. Griffiths,                    The Director of the Institute for Advanced Study, Princeton, N.J. (since
Trustee since 1999                       1991), director of GSI Lumonics (since 2001) and a member of the
Age: 63                                  National Academy of Sciences (since 1979); formerly (in descending chronological order) a director of Bankers Trust Corporation, Provost and Professor of Mathematics at Duke University, a director of Research
                                         Triangle Institute, Raleigh, N.C., and a Professor of Mathematics at
                                         Harvard University. Oversees 30 portfolios in the OppenheimerFunds complex.

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Benjamin Lipstein,                       Professor Emeritus of Marketing, Stern Graduate School of Business
Trustee since 1999                       Administration, New York University. Oversees 31 portfolios in the
Age: 78                                  OppenheimerFunds complex.

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Elizabeth B. Moynihan,                   Author and architectural historian; a trustee of the Freer Gallery of
Trustee since 1999                       Art and Arthur M. Sackler Gallery (Smithsonian Institute), Trustees
Age: 72                                  Council of the National Building Museum; a member of the Trustees
                                         Council, Preservation League of New York State. Oversees 31 portfolios in the OppenheimerFunds complex.

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Kenneth A. Randall, Trustee since 1999   A director of Dominion Resources, Inc. (electric utility holding
Age: 74                                  company) and Prime Retail, Inc. (real estate investment trust); formerly a director of Dominion Energy, Inc. (electric power and oil & gas producer), President and Chief Executive Officer of The Conference
                                         Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists
                                         Insurance Company and American Manufacturers Mutual Insurance Company.
                                         Oversees 31 portfolios in the OppenheimerFunds complex.

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Edward V. Regan,                         President, Baruch College, CUNY; a director of RBAsset (real estate
Trustee since 1999                       manager); a director of OffitBank; formerly Trustee, Financial
Age: 71                                  Accounting Foundation (FASB and GASB), Senior Fellow of Jerome Levy
                                         Economics Institute, Bard College, Chairman of Municipal Assistance
                                         Corporation for the City of New York, New York State Comptroller and
                                         Trustee of New York State and Local Retirement Fund. Oversees 31
                                         portfolios in the OppenheimerFunds complex.

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Russell S. Reynolds, Jr.,                Chairman of The Directorship Search Group, Inc. (corporate governance
Trustee since 1999                       consulting and executive recruiting) (since 1993); a life trustee of
Age: 70                                  International House (non-profit educational organization), and a trustee of the Greenwich Historical Society (since 1996). Oversees 31 portfolios in the OppenheimerFunds complex.

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Donald W. Spiro,                         Chairman Emeritus (since January 1991) of the Manager. Formerly he held
Vice Chairman of the Board of Trustees,  the following positions: Chairman (November 1987 - January 1991) and a
Trustee since 1999                       director (January 1969 - August 1999) of the Manager; President and
Age: 76                                  Director of OppenheimerFunds Distributor, Inc., a subsidiary of the
                                         Manager and the Fund's Distributor (July 1978 - January 1992). Oversees
                                         31 portfolios in the OppenheimerFunds complex.

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Clayton K. Yeutter,                      Of Counsel, Hogan & Hartson (a law firm) (since 1993). Other
Trustee since 1999                       directorships: Caterpillar, Inc. (since 1993) and Weyerhaeuser Co.
Age: 71                                  (since 1999). Oversees 31 portfolios in the OppenheimerFunds complex.

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Interested Trustee and Officer

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Name, Address,4 Age, Position(s) Held    Principal Occupation(s) During Past 5 Years / Other Trusteeships or
with Fund and Length of Service5         Directorships Held by Trustee / Number of Portfolios in Fund Complex
                                         Overseen by Trustee

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John V. Murphy,                          Chairman, Chief Executive Officer and director (since June 30, 2001)
President and Trustee                    and President (since September 2000) of the Manager; President and a
Trustee since October 2001               trustee of other Oppenheimer funds; President and a director (since
Age: 52                                  July 2001) of Oppenheimer Acquisition Corp., the Manager's parent holding company, and of Oppenheimer Partnership Holdings, Inc. (since
                                         July 2001), a holding company subsidiary of the Manager; Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                                         Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager; President (since November 1, 2001) and a director (since
                                         July 2001) of Oppenheimer Real Asset Management, Inc., an investment advisor subsidiary of the Manager; President and a director (since July
                                         2001) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director (since November 2001) of Trinity
                                         Investment Management Corp. and Tremont Advisers, Inc., investment advisory affiliates of the Manager, and of OAM Institutional, Inc.
                                         (since November 2001), an investment advisory subsidiary of the
                                         Manager, and of HarbourView Asset Management Corporation and OFI
                                         Private Investments, Inc. (since July 2001), investment advisor subsidiaries of the Manager; formerly President and trustee (from
                                         November 1999 to November 2001) of MML Series Investment Fund and
                                         MassMutual Institutional Funds, open-end investment companies; Chief
                                         Operating Officer (September 2000 - July 2001) of the Manager;
                                         Executive Vice President of Massachusetts Mutual Life Insurance Company
                                         (from February 1997 to August 2000); a director (from 1999 to 2000) of
                                         C.M. Life Insurance Company; President, Chief Executive Officer and a
                                         director (from 1999 to 2000) of MML Bay State Life Insurance Company;
                                         Executive Vice President, director and Chief Operating Officer (from
                                         1995 to 1997) of David L. Babson & Company, Inc., an investment advisor; Senior Vice President and director (from 1995 to 1997) of
                                         Potomac Babson Inc., an investment advisor subsidiary of David L.
                                         Babson & Company, Inc.; Senior Vice President (from 1995-1997) and director (from 1995 to 1999) of DBL Acquisition Corporation, a holding company for investment advisers; a director (from 1989 - 1998) of
                                         Emerald Isle Bancorp and Hibernia Savings Bank, wholly-owned subsidiary of Emerald Isle Bancorp; and Chief Operating Officer (from 1993 to
                                         1996) of Concert Capital Management, Inc., an investment advisor.
                                         Oversees 63 portfolios in the OppenheimerFunds complex.

---------------------------------------- -------------------------------------------------------------------------

Officers of the Fund

----------------------------------------- --------------------------------------------------------------------------

Name, Address,6 Age, Position(s) Held     Principal Occupation(s) During Past 5 Years
with Fund and Length of Service7

----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------

|X|      Brian W. Wixted,                 Senior Vice  President and  Treasurer  (since March 1999) of the Manager;
|X|      Treasurer,  Principal Financial  Treasurer   (since   March   1999)  of   HarbourView   Asset   Management
and  Accounting   Officer  (since  April  Corporation,   Shareholder   Services,   Inc.,   Oppenheimer  Real  Asset
1999)                                     Management   Corporation,    Shareholder   Financial   Services,    Inc.,
Age: 42                                   Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc.
                                          (since March 2000),  OppenheimerFunds  International Ltd. and Oppenheimer
                                          Millennium   Funds  plc  (since  May  2000),   offshore  fund  management
                                          subsidiaries of the Manager, and OAM Institutional,  Inc. (since November
                                          2000), an investment  advisory  subsidiary of the Manager;  Treasurer and
                                          Chief Financial Officer (since May 2000) of Oppenheimer Trust Company,  a trust  company  subsidiary  of the Manager;  Assistant  Treasurer  (since
                                          March 1999) of Oppenheimer  Acquisition Corp. and OppenheimerFunds Legacy
                                          Program  (since  April  2000);  an  officer of other  Oppenheimer  funds;
                                          formerly Principal and Chief Operating  Officer,  Bankers Trust Company -
                                          Mutual Fund Services Division (March 1995 - March 1999).

----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------

Robert G. Zack, Secretary (since          Senior  Vice  President  (since  May 1985)  and  General  Counsel  (since
November 1, 2001)                         February  2002)  of  the  Manager;  Assistant  Secretary  of  Shareholder
Age: 53                                   Services,  Inc. (since May 1985),  Shareholder  Financial Services,  Inc.
                                          (since   November   1989);   OppenheimerFunds   International   Ltd.  and
                                          Oppenheimer  Millennium  Funds plc (since  October  1997);  an officer of other  Oppenheimer  funds;  formerly,  Acting General  Counsel  (November
                                          2001-February 2002) and Associate General Counsel (1984 - October 2001)

----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Denis R. Molleur, Assistant Secretary     Vice President and Senior  Counsel of the Manager  (since July 1999);  an
(since November 1, 2001)                  officer  of  other  Oppenheimer  funds;  formerly  a Vice  President  and
Age: 44                                   Associate Counsel of the Manager (September 1995 - July 1999).
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Katherine P. Feld, Assistant Secretary    Vice President and Senior  Counsel of the Manager  (since July 1999);  an
(since November 1, 2001)                  officer  of  other  Oppenheimer  funds;  formerly  a Vice  President  and
Age: 43                                   Associate Counsel of the Manager (June 1990 - July 1999).
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------

Kathleen T. Ives, Assistant Secretary     Vice  President and Assistant  Counsel of the Manager  (since June 1998);
(since November 1, 2001)                  an  officer  of other  Oppenheimer  funds;  formerly  an  Assistant  Vice
Age: 36                                   President  and  Assistant  Counsel  of the  Manager  (August  1997 - June
                                          1998); and Assistant Counsel of the Manager (August 1994-August 1997).

----------------------------------------- --------------------------------------------------------------------------

|X|      Remuneration of Trustees. The officers of the Fund and one of the Trustees of the Fund (Mr. Murphy) who are
affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended July 31, 2001. The compensation from all of the Board I Funds (including the Fund) represents compensation received as a director, trustee or member of a committee of the boards of those funds during the calendar year 2000.

---------------------------------------------------------------------------------------------------------------------

Trustee's Name                               Aggregate                Retirement                   Total
                                                                                                Compensation
                                                                       Benefits                   from all
                                                                   Accrued as Part                Board I
                                           Compensation                of Fund                  Oppenheimer
and Other Positions                         from Fund1                 Expenses              Funds (30 Funds)2

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Leon Levy                                      $432                      $252                     $171,950
   Chairman

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Robert G. Galli3                               $112                       $2                      $191,134
   Study Committee Member

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Phillip Griffiths                              $624                       $1                      $59,529

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Benjamin Lipstein                              $356                      $199                     $148,639
   Study Committee Chairman,
   Audit Committee Member

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Elizabeth B. Moynihan                          $190                      $80                      $104,695
   Study Committee Member

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Kenneth A. Randall                             $238                      $137                     $96,034
   Audit Committee Chairman

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Edward V. Regan                                 141                      $42                      $94,995
   Proxy Committee Chairman, Audit
   Committee Member

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Russell S. Reynolds, Jr.                       $122                      $47                      $71,069
   Proxy Committee Member

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Donald Spiro                                    $68                       $1                      $63,435

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Clayton K. Yeutter                             $1105                     $35                      $71,069
   Proxy Committee Member

---------------------------------------------------------------------------------------------------------------------
1.       Aggregate  compensation  includes fees, deferred  compensation,  if any, and retirement plan benefits accrued for a Trustee.
2.       For the 2000 calendar year.

3.       Total  compensation  for the 2000  calendar  year  includes  $86,439  compensation  received for serving as a trustee (director) of 10 other Oppenheimer funds.
4.       Includes $61 deferred under Deferred Compensation Plan described below.
5.       Includes $19 deferred under Deferred Compensation Plan described below.

|X|

|X|      Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired
Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the Board I Funds for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service. Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

|X|      Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee.
The amount paid to the Trustee under the plan is determined based upon the performance of the selected funds.

         Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the
Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

|X|      Major Shareholders. As of November 5, 2001, the only persons who owned of record or who were known by the
Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B, Class C, Class N and Class Y shares were:

         RPSS TR UMG Manufacturing & Logistics Inc 401K, Attn: Angela M. Jones, 700 S. Battleground Ave., Grover, NC
         28073-9541, which owned 88,197.195 Class A shares (16.92% of the Class A shares then outstanding).

         First Clearing Corporation, M-Pat Inc., 12016 Saddlehorn Ln., Mansfield TX 76063-5347, which owned
         14,985.000 Class C shares (9.41% of the Class C shares then outstanding)

         First Clearing Corporation, M-JC Inc., 6708 New York Ave., Arlington, TX, which owned 14,985.000 Class C shares (9.41% of the Class C shares then outstanding).

         Circle Trust Company CUST FBO Caddick Construction CO 401K PSP, Metro Center, 1 Station Pl., Stamford, CT
         06902-6800, which owned 2,407.159 Class N shares (95.53% of the Class N shares then outstanding).

         Persumma Financial Services, 275 Grove St., Auburndale, MA 02466-2272, which owned 9,741.052 Class Y shares
         (95.53% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company.

|X|      Code of Ethics. The Fund, the Manager, the Sub-Advisor and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics  is an  exhibit  to the  Fund's  registration  statement  filed  with the  Securities  and
Exchange  Commission and can be reviewed and copied at the SEC's Public  Reference  Room in  Washington,  D.C. You can
obtain  information  about the hours of operation of the Public  Reference Room by calling the SEC at  1.202.942.8090.
The Code of Ethics can also be viewed as part of the Fund's  registration  statement  on the SEC's  EDGAR  database at the SEC's  Internet  website at  http://www.sec.gov.  Copies may be  obtained,  after  paying a  duplicating  fee,  by
                                 ------------------
electronic request at the following E-mail address:  publicinfo@sec.gov.,  or by writing to the SEC's Public Reference
                                                     -------------------
Section, Washington, D.C. 20549-0102.

|X|      The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the
Fund under an investment advisory agreement between the Manager and the Fund. The Manager handles the Fund's day-to-day business, and the agreement permits the Manager to enter into sub-advisory agreements with other registered investment advisors to obtain specialized services for the Fund, as long as the Fund is not obligated to pay any additional fees for those services. The Manager has retained the Sub-Advisor pursuant to a separate
Sub-Advisory Agreement, described below, under which the Sub-Advisor buys and sells portfolio securities for the
Fund. The members of the portfolio management team of the Fund are employed by the Sub-Advisor and are the persons principally responsible for the day-to-day management of the Fund's portfolio, as described below.

         Under the investment advisory agreement, the Fund pays the Manager an annual fee in monthly installments, based on the average daily net assets of the Fund. That fee is described in the prospectus.

      The investment advisory agreement between the Fund and the Manager requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to calculation of the Fund's net asset values per share, interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

        ------------------------------- ----------------------------------------------
        Fiscal Year ended 7/31:           Management Fees Paid to OppenheimerFunds,
                                                            Inc.
        ------------------------------- ----------------------------------------------
        ------------------------------- ----------------------------------------------
                    20001                                  $31,905
        ------------------------------- ----------------------------------------------
        ------------------------------- ----------------------------------------------
                     2001                                  $59,463
        ------------------------------- ----------------------------------------------
1.       For the period from 9/1/99 (commencement of operations) to 7/31/00.

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

         The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the names "Oppenheimer" and "Trinity" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the names "Oppenheimer" or "Trinity" as part of its name.

         |X|  Annual Approval of Investment Advisory Agreement. Each year, the Board Directors, including a majority of the Independent Directors is required to approve the renewal of the investment advisory agreement. The Investment
Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The board employs an independent consultant to prepare a report that provides such information as the Board requested for this purpose.
         The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

         The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Fund from its relationship with the
              Manager, and
o        The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the General Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Directors meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the
Agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

The Sub-Advisor. The Sub-Advisor is a wholly-owned subsidiary of Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Sub-Advisor are affiliates.

         The Sub-Advisory Agreement. Under the Sub-Advisory Agreement between the Manager and the Sub-Advisor, the
Sub-Advisor shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities and the property comprising the assets of the Fund. Under the Sub-Advisory Agreement, the Sub-Advisor
agrees not to change the portfolio management team of the Fund without the written approval of the Manager. The
Sub-Advisor also agrees to provide assistance in the distribution and marketing of the Fund.

         Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory Agreement is paid by the Manager, not by the Fund. The fee declines on additional assets as the Fund grows: 0.25% of the first
$150 million of average annual net assets of the Fund, 0.17% of the next $350 million, and 0.14% of average annual net assets in excess of $500 million.

         The Sub-Advisory Agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Advisor shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement and the Sub-Advisory Agreement. One of the duties of the
Sub-Advisor under the Sub-Advisory Agreement is to arrange the portfolio transactions for the Fund. The Fund's investment advisory agreement with the Manager and the Sub-Advisory Agreement contain provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager and the Sub-Advisor are authorized to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment
Company Act. They may employ broker-dealers that, in their best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. Among other things, "best execution" means prompt and reliable execution at the most favorable price obtainable.

         The Manager and the Sub-Advisor need not seek competitive  commission bidding.  However, they are expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

         The Manager and the Sub-Advisor may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager, the Sub-Advisor or their respective affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager or Sub-Advisor, as applicable, makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager and the Sub-Advisor may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

      The Sub-Advisory Agreement permits the Sub-Advisor to enter into "soft-dollar" arrangements through the agency of third parties to obtain services for the Fund. Pursuant to these arrangements, the Sub-Advisor will undertake to place brokerage business with broker-dealers who pay third parties that provide services. Any such "soft-dollar"
arrangements will be made in accordance with policies adopted by the Board of the Trustees and in compliance with applicable law.

Brokerage Practices Followed by the Manager. Brokerage for the Fund is allocated subject to the provisions of the investment advisory agreement and the Sub-Advisory Agreement and the procedures and rules described above.
Generally, the Sub-Advisor's portfolio traders allocate brokerage based upon recommendations from the Fund's portfolio management team. In certain instances, the team may directly place trades and allocate brokerage. In either case, the Sub-Advisor's executive officers supervise the allocation of brokerage.

         Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets.
Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.

|X|           The Sub-Advisor serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the
Sub-Advisor to allocate purchase or sale transactions among the Fund and other clients whose assets it manages in a manner it deems equitable. In making those allocations, the Sub-Advisor considers several main factors, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolio of the Fund and other client's accounts.

|X|           When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Sub-Advisor or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker
(these are called "free trades") usually will have its order executed first. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the
Fund are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price. Purchases are combined where possible for the purpose of negotiating brokerage commissions. In some cases that practice might have a detrimental effect on the price or volume of the security in a particular transaction for the Fund.

      Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement and the Sub-Advisory agreement permit the Manager and the Sub-Advisor to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Sub-Advisor and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Sub-Advisor's other accounts. Investment research may be supplied to the Sub-Advisor by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Sub-Advisor in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Sub-Advisor in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broadens the scope and supplements the research activities of the
Sub-Advisor. That research provides additional views and comparisons for consideration, and helps the Sub-Advisor to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Sub-Advisor provides information to the Manager and the Board about the commissions paid to brokers furnishing such services, together with the Sub-Advisor's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

------------------------------------------------------- -----------------------------------------------------
                Fiscal Year Ended 7/31                     Total Brokerage Commissions Paid by the Fund1
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                        20002                                                 $11,767
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                         2001                                                 $12,6313
------------------------------------------------------- -----------------------------------------------------
1.       Amounts do not include spreads or commissions on principal transactions on a net trade basis.
2.       For the period from 9/1/99 (commencement of operations) to 7/31/00.
3.       In the fiscal year ended 7/31/01, the amount of transactions directed to brokers for research services was
         $941,695 and the amount of the commissions paid to broker-dealers for those services was $744.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.  Expenses normally attributable to sales are borne by the Distributor.

         The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

--------------- ----------------------- -----------------------
Fiscal Year     Aggregate Front-End     Class A Front-End
                                        Sales Charges
Ended 7/31:     Sales Charges on        Retained by
                Class A Shares          Distributor1
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
    20002              $34,708                 $11,659
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2001              $33,260                  $5,965
--------------- ----------------------- -----------------------
1.       Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2.       For the period from 9/1/99 (commencement of operations) to 7/31/00.

--------------- ----------------------- ----------------------- ------------------------ -----------------------
Fiscal Year     Concessions on Class    Concessions on Class    Concessions on Class C   Concessions on Class
Ended 7/31:     A Shares Advanced by    B Shares Advanced by    Shares Advanced by       N Shares Advanced by
                Distributor1            Distributor1            Distributor1             Distributor1
--------------- ----------------------- ----------------------- ------------------------ -----------------------
--------------- ----------------------- ----------------------- ------------------------ -----------------------
    20002              $11,312                 $33,629                  $7,704                    N/A
--------------- ----------------------- ----------------------- ------------------------ -----------------------
--------------- ----------------------- ----------------------- ------------------------ -----------------------
     2001              $15,801                 $24,148                  $9,720                   None3
--------------- ----------------------- ----------------------- ------------------------ -----------------------
1.       The  Distributor  advances  concession  payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.
2.       For the period from 9/1/99 (commencement of operations) to 7/31/00.
3.       The inception date of Class N shares was 3/1/01.

--------------- ----------------------- ----------------------- ------------------------ -----------------------
Fiscal    Year  Class A Contingent      Class B Contingent      Class C Contingent       Class N Contingent
                Deferred Sales          Deferred Sales                                   Deferred Sales
Ended 7/31      Charges Retained by     Charges Retained by     Deferred Sales Charges   Charges Retained by
                Distributor             Distributor             Retained by Distributor  Distributor
--------------- ----------------------- ----------------------- ------------------------ -----------------------
--------------- ----------------------- ----------------------- ------------------------ -----------------------
     2001                None                   $3,170                  $1,848                    None
--------------- ----------------------- ----------------------- ------------------------ -----------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service
Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act.  Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees8, cast in person at a meeting called for the purpose of voting on that plan.

         Under the plans, the Manager and the Distributor may make payments to affiliates, in their sole discretion, from time to time, and may use their own resources to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform, at no cost to the Fund to make those payments. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six (6) years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

         While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.
         Each Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of
Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X|      Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class
A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The
Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         For the fiscal year ended July 31, 2001,  payments  made under the Class A Plan  totaled  $6,720 all of which was paid by the  Distributor  to  recipients  that  included  $574 paid to an  affiliate of the  Distributor's  parent company.  Any  unreimbursed  expenses the Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years. The Distributor may not use payments  received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|      Class B, Class C and Class N Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period.  The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.  The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each Plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance.  However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased.  After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the
Distributor makes service fee payments quarterly on those shares.  The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B,
Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. In cases where the Distributor is the broker of record for Class B, Class C and Class N shares, i.e. shareholders without the services of a broker directly invest in the Fund, the Distributor will retain the asset-based sales charge and service fee for Class B, Class C and Class N shares.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective class.

|X|           The Distributor retains the asset-based sales charge on Class B and Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more.
If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

         The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and
Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o        pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o        may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and
o        bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.
o        may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o        may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o        may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued
              because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         When Class B, Class C or Class N shares are sold without the designation of a broker-dealer, the
Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares. The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If the Class B,
Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

----------------------------------------------------------------------------------------------------------------------
                        Distribution Fees Paid to the Distributor for the Year Ended 7/31/01
----------------------------------------------------------------------------------------------------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------
Class:              Total Payments        Amount Retained by     Distributor's Aggregate      Distributor's
                                                                                              Unreimbursed Expenses
                                                                 Unreimbursed Expenses        as % of Net Assets of
                    Under Plan            Distributor            Under Plan                   Class
------------------- --------------------- ---------------------- ---------------------------- ------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------
Class B Plan              $13,856               $12,3501                   $48,260                     3.36%
------------------- --------------------- ---------------------- ---------------------------- ------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------
Class C Plan              $12,131                $9,656                    $17,699                     1.40%
------------------- --------------------- ---------------------- ---------------------------- ------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------
Class N Plan               None2                  None                      None                       None
------------------- --------------------- ---------------------- ---------------------------- ------------------------
1.       Includes $124 paid to an affiliate of the Distributor's parent company.
2.       The inception of Class N shares was 3/1/01.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the
Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance.
Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.525.7048 or by visiting the OppenheimerFunds Internet website at http://www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o        Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o        An investment in the Fund is not insured by the FDIC or any other government agency.
o        The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
o        The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
o        When an investor's shares are redeemed, they may be worth more or less than their original cost.
o        Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|      Total Return Information. There are different types of "total returns" to measure the Fund's performance.
Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

|X|           In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year and life-of-class periods as applicable. There is no sales charge for Class Y shares.
|X|
o        Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n"
in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

  ERV   l/n      - 1     Average Annual Total Return

  --------------

    P

o        Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV - P        = Total Return

----------------

       P

o        Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares.  There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------------------
                  The Fund's Total Returns for the Periods Ended 07/31/01
---------------------------------------------------------------------------------------------
-------------- ------------------------- ----------------------------------------------------
  Class of     Cumulative        Total              Average Annual Total Returns
               Returns  (10  Years  or
   Shares      Life of Class)
-------------- ------------------------- ----------------------------------------------------
-------------- ------------------------- ------------------------- ---------------------------------------------------

                                                  1-Year                    5-Year
                                                                      (or life of class)

-------------- ------------------------- ------------------------- ---------------------------------------------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------------------- ------------

               After        Without      After        Without      After        Without
               Sales        Sales        Sales        Sales        Sales        Sales
               Charge       Charge       Charge       Charge       Charge       Charge

-------------- ------------ ------------ ------------ ------------ ------------ ------------------------- ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------------------- ------------

Class A1       -17.10%      -12.04%        -19.66%      -14.76%      -9.32%       -6.48%

-------------- ------------ ------------ ------------ ------------ ------------ ------------------------- ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------------------- ------------

Class B1       -17.06%      -13.61%        -19.78%      -15.56%      -9.30%       -7.35%

-------------- ------------ ------------ ------------ ------------ ------------ ------------------------- ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------------------- ------------

Class C1       -13.50%      -13.50%        -16.37%      -15.53%      -7.29%       -7.29%

-------------- ------------ ------------ ------------ ------------ ------------ ------------------------- ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------------------- ------------

Class N2       -2.56%       -1.58%           N/A          N/A          N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ ------------------------- ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------------------- ------------

Class Y1           N/A      -9.87%           N/A        -12.72%        N/A        -5.28%

-------------- ------------ ------------ ------------ ------------ ------------ ------------------------- ------------
1.       Inception date of Class A, Class B, Class C and Class Y: 09/01/99.
2.       Class N inception: 3/1/01.

Other  Performance  Comparisons.  The Fund compares its performance  annually to that of an appropriate  broadly-based market index in its Annual Report to  shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone  numbers shown on the cover of this  Statement of Additional  Information.  The Fund may also compare its  performance  to that of other  investments,  including  other mutual  funds,  or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

|X|      Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service.
Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles.. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|      Morningstar Ratings and Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service.
Morningstar rates and ranks mutual funds in broad
investment categories:  domestic stock funds,  international stock funds, taxable bond funds and municipal bond funds.
The Fund is included in the domestic stock funds category.

         Morningstar proprietary star rankings reflect historical risk-adjusted total investment return.  For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk.  The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive
1 star.  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Ratings metrics.

         The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star rating. Those total return rankings are percentages from one percent to one hundred percent and are not risk-adjusted. For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

|X|      Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share prices are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.
         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the  earnings of  companies  included in segments of  particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating  to the  gross  national  or gross  domestic  product  of the  United  States  or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate  performance,  risk, or other characteristics of the Fund.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $25.  Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH")
transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The
New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days.  If
Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the  purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.  No sales charge is imposed in certain other circumstances described in Appendix B to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

|X|      Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class
A shares, you and your spouse can add together:
o        Class A and Class B shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o        Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A, and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X|      The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-Distributor and include the following:

Oppenheimer Bond Fund                                        Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                        Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                        Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                        Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                              Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                             Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                         Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                      Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                          Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                      Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Special Value Fund
Oppenheimer Global Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Growth & Income Fund                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Core Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer High Yield Fund                                   Oppenheimer Trinity Value Fund
Oppenheimer Intermediate Municipal Fund                       Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Jennison Growth Fund
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Main Street Small Cap Fund                        OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer MidCap Fund                                       OSM1 - QM Active Balanced Fund
Oppenheimer Multiple Strategies Fund                          OSM1 - Salomon Brothers Capital Fund
And the following money market funds:

Centennial America Fund, L. P.                               Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                       Centennial Tax Exempt Trust
Centennial Government Trust                                  Oppenheimer Cash Reserves
Centennial Money Market Trust                                Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

         There is an initial  sales  charge on the  purchase
of  Class  A  shares  of  each  of  the  Oppenheimer   funds
described  above  except  the  money  market  funds.   Under
certain   circumstances   described  in  this  Statement  of
Additional  Information,   redemption  proceeds  of  certain
money  market  fund  shares may be  subject to a  contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent, if you
purchase Class A shares or Class A and Class B shares of
the Fund and other Oppenheimer funds during a 13-month
period, you can reduce the sales charge rate that applies
to your purchases of Class A shares.  The total amount of
your intended purchases of both Class A and Class B shares
will determine the reduced sales charge rate for the Class
A shares purchased during that period.  You can include
purchases made up to 90 days before the date of the Letter.

         A Letter of Intent is an investor's statement in
writing to the Distributor of the intention to purchase
Class A shares or Class A and Class B shares of the Fund
(and other Oppenheimer funds) during a 13-month period (the
"Letter of Intent period"). At the investor's request, this
may include purchases made up to 90 days prior to the date
of the Letter.  The Letter states the investor's intention
to make the aggregate amount of purchases of shares which,
when added to the investor's holdings of shares of those
funds, will equal or exceed the amount specified in the
Letter.  Purchases made by reinvestment of dividends or
distributions of capital gains and purchases made at net
asset value without sales charge do not count toward
satisfying the amount of the Letter.

         A Letter enables an investor to count the Class A
and Class B shares purchased under the Letter to obtain the
reduced sales charge rate on purchases of Class A shares of
the Fund (and other Oppenheimer funds) that applies under
the Right of Accumulation to current purchases of Class A
shares.  Each purchase of Class A shares under the Letter
will be made at the offering price (including the sales
charge) that applies to a single lump-sum purchase of
shares in the amount intended to be purchased under the
Letter.

         In submitting a Letter, the investor makes no
commitment to purchase shares. However, if the investor's
purchases of shares within the Letter of Intent period,
when added to the value (at offering price) of the
investor's holdings of shares on the last day of that
period, do not equal or exceed the intended purchase
amount, the investor agrees to pay the additional amount of
sales charge applicable to such purchases. That amount is
described in "Terms of Escrow," below (those terms may be
amended by the Distributor from time to time).  The
investor agrees that shares equal in value to 5% of the
intended purchase amount will be held in escrow by the
Transfer Agent subject to the Terms of Escrow.  Also, the
investor agrees to be bound by the terms of the Prospectus,
this Statement of Additional Information and the
Application used for a Letter of Intent. If those terms are
amended, as they may be from time to time by the Fund, the
investor agrees to be bound by the amended terms and that
those amendments will apply automatically to existing
Letters of Intent.

         If the total eligible purchases made during the
Letter of Intent period do not equal or exceed the intended
purchase amount, the concessions previously paid to the
dealer of record for the account and the amount of sales
charge retained by the Distributor will be adjusted to the
rates applicable to actual total purchases.  If total
eligible purchases during the Letter of Intent period
exceed the intended purchase amount and exceed the amount
needed to qualify for the next sales charge rate reduction
set forth in the Prospectus, the sales charges paid will be
adjusted to the lower rate. That adjustment will be made
only if and when the dealer returns to the Distributor the
excess of the amount of concessions allowed or paid to the
dealer over the amount of concessions that apply to the
actual amount of purchases.  The excess concessions
returned to the Distributor will be used to purchase
additional shares for the investor's account at the net
asset value per share in effect on the date of such
purchase, promptly after the Distributor's receipt thereof.

         The Transfer Agent will not hold shares in escrow
for purchases of shares of the Fund and other Oppenheimer
funds by OppenheimerFunds prototype 401(k) plans under a
Letter of Intent.  If the intended purchase amount under a
Letter of Intent entered into by an OppenheimerFunds
prototype 401(k) plan is not purchased by the plan by the
end of the Letter of Intent period, there will be no
adjustment of concessions paid to the broker-dealer or
financial institution of record for accounts held in the
name of that plan.

         In determining the total amount of purchases made
under a Letter, shares redeemed by the investor prior to
the termination of the Letter of Intent period will be
deducted.  It is the responsibility of the dealer of record
and/or the investor to advise the Distributor about the
Letter in placing any purchase orders for the investor
during the Letter of Intent period.  All of such purchases
must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of
Intent.

1.       Out of the initial purchase (or subsequent
purchases if necessary) made pursuant to a Letter, shares
of the Fund equal in value up to 5% of the intended
purchase amount specified in the Letter shall be held in
escrow by the Transfer Agent.  For example, if the intended
purchase amount is $50,000, the escrow shall be shares
valued in the amount of $2,500 (computed at the offering
price adjusted for a $50,000 purchase).  Any dividends and
capital gains distributions on the escrowed shares will be
credited to the investor's account.
              2.  If the total minimum investment specified
under the Letter is completed within the thirteen-month
Letter of Intent period, the escrowed shares will be
promptly released to the investor.
              3.  If, at the end of the thirteen-month
Letter of Intent period the total purchases pursuant to the
Letter are less than the intended purchase amount specified
in the Letter, the investor must remit to the Distributor
an amount equal to the difference between the dollar amount
of sales charges actually paid and the amount of sales
charges which would have been paid if the total amount
purchased had been made at a single time.  That sales
charge adjustment will apply to any shares redeemed prior
to the completion of the Letter.  If the difference in
sales charges is not paid within twenty days after a
request from the Distributor or the dealer, the Distributor
will, within sixty days of the expiration of the Letter,
redeem the number of escrowed shares necessary to realize
such difference in sales charges.  Full and fractional
shares remaining after such redemption will be released
from escrow.  If a request is received to redeem escrowed
shares prior to the payment of such additional sales
charge, the sales charge will be withheld from the
redemption proceeds.
              4.  By signing the Letter, the investor
irrevocably constitutes and appoints the Transfer Agent as
attorney-in-fact to surrender for redemption any or all
escrowed shares.
5.       The shares eligible for purchase under the Letter
(or the holding of which may be counted toward completion
of a Letter) include:
(a)      Class A shares sold with a front-end sales charge
                         or subject to a Class A contingent
                         deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired
                         subject to a contingent deferred
                         sales charge, and
(c)      Class A or Class B shares acquired by exchange of
                         either (1) Class A shares of one
                         of the other Oppenheimer funds
                         that were acquired subject to a
                         Class A initial or contingent
                         deferred sales charge or (2) Class
                         B shares of one of the other
                         Oppenheimer funds that were
                         acquired subject to a contingent
                         deferred sales charge.
              6.  Shares held in escrow hereunder will
automatically be exchanged for shares of another fund to
which an exchange is requested, as described in the section
of the Prospectus entitled "How to Exchange Shares" and the
escrow will be transferred to that other fund.

Asset Builder Plans.  To establish an Asset Builder Plan to
buy shares directly from a bank account, you must enclose a
check (the minimum is $25) for the initial purchase with
your application.  Shares purchased by Asset Builder Plan
payments from bank accounts are subject to the redemption
restrictions for recent purchases described in the
Prospectus.  Asset Builder Plans are available only if your
bank is an ACH member.  Asset Builder Plans may not be used
to buy shares for OppenheimerFunds employer-sponsored
qualified retirement accounts.  Asset Builder Plans also
enable shareholders of Oppenheimer Cash Reserves to use
their fund account to make monthly automatic purchases of
shares of up to four other Oppenheimer funds.

         If you make payments from your bank account to
purchase shares of the Fund, your bank account will be
debited automatically.  Normally the debit will be made two
business days prior to the investment dates you selected on
your Application.  Neither the Distributor, the Transfer
Agent or the Fund shall be responsible for any delays in
purchasing shares that result from delays in ACH
transmissions.

         Before you establish Asset Builder payments, you
should obtain a prospectus of the selected fund(s) from
your financial advisor (or the Distributor) and request an
application from the Distributor.  Complete the application
and return it.  You may change the amount of your Asset
Builder payment or you can terminate these automatic
investments at any time by writing to the Transfer Agent.
The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions
to implement them.  The Fund reserves the right to amend,
suspend or discontinue offering Asset Builder plans at any
time without prior notice.

Retirement Plans. Certain types of retirement plans are
entitled to purchase shares of the Fund without sales
charge or at reduced sales charge rates, as described in
Appendix B to this Statement of Additional Information.
Certain special sales charge arrangements described in that
Appendix apply to retirement plans whose records are
maintained on a daily valuation basis by Merrill Lynch
Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an
independent record keeper that has a contract or special
arrangement with Merrill Lynch. If on the date the plan
sponsor signed the Merrill Lynch record keeping service
agreement the plan has less than $3 million in assets
(other than assets invested in money market funds) invested
in applicable investments, then the retirement plan may
purchase only Class B shares of the Oppenheimer funds. Any
retirement plans in that category that currently invest in
Class B shares of the Fund will have their Class B shares
converted to Class A shares of the Fund when the plan's
applicable investments reach $5 million.

Cancellation of Purchase Orders.  Cancellation of purchase
orders for the Fund's shares (for example, when a purchase
check is returned to the Fund unpaid) causes a loss to be
incurred when the net asset value of the Fund's shares on
the cancellation date is less than on the purchase date.
That loss is equal to the amount of the decline in the net
asset value per share multiplied by the number of shares in
the purchase order. The investor is responsible for that
loss. If the investor fails to compensate the Fund for the
loss, the Distributor will do so. The Fund may reimburse
the Distributor for that amount by redeeming shares from
any account registered in that investor's name, or the Fund
or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund
represents an interest in the same portfolio of investments
of the Fund. However, each class has different shareholder
privileges and features. The net income attributable to
Class B, Class C and Class N shares and the dividends
payable on Class B, Class C and Class N shares will be
reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to
which Class B, Class C and Class N shares are subject.

         The availability of different classes of shares
permits an investor to choose the method of purchasing
shares that is more appropriate for the investor. That may
depend on the amount of the purchase, the length of time
the investor expects to hold shares, and other relevant
circumstances. Class A shares normally are sold subject to
an initial sales charge. While Class B, Class C and Class N
shares have no initial sales charge, the purpose of the
deferred sales charge and asset-based sales charge on Class
B, Class C and Class N shares is the same as that of the
initial sales charge on Class A shares - to compensate the
Distributor and brokers, dealers and financial institutions
that sell shares of the Fund. A salesperson who is entitled
to receive compensation from his or her firm for selling
Fund shares may receive different levels of compensation
for selling one class of shares rather than another.

         The Distributor will not accept any order in the
amount of $500,000 or more for Class B shares or $1 million
or more for Class C shares on behalf of a single investor
(not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for
that investor to purchase Class A shares of the Fund.

|X|      Class A Shares Subject to a Contingent Deferred
Sales Charge. For purchases by certain retirement plans, no
sales concessions will be paid to the broker-dealer of
record, as described in the Prospectus, on sales of Class A
shares purchased with the redemption proceeds of shares of
another mutual fund offered as an investment option in a
retirement plan in which Oppenheimer funds are also offered
as investment options under a special arrangement with the
Distributor, if the purchase occurs more than 30 days after
the Oppenheimer funds are added as an investment option
under that plan. Additionally, that concession will not be
paid on purchases of shares by a retirement plan made with
the redemption proceeds of Class N shares of one or more
Oppenheimer funds held by the plan for more than 18 months.

         |X|  Class B Conversion.  Under current
interpretations of applicable federal income tax law by the
Internal Revenue Service, the conversion of Class B shares
to Class A shares after six years is not treated as a
taxable event for the shareholder.  If those laws or the
IRS interpretation of those laws should change, the
automatic conversion feature may be suspended. In that
event, no further conversions of Class B shares would occur
while that suspension remained in effect. Although Class B
shares could then be exchanged for Class A shares on the
basis of relative net asset value of the two classes,
without the imposition of a sales charge or fee, such
exchange could constitute a taxable event for the
shareholder, and absent such exchange, Class B shares might
continue to be subject to the asset-based sales charge for
longer than six years.

         |X|  Availability of Class N Shares.  In addition
to the description of the types of retirement plans which
may purchase Class N shares contained in the prospectus,
Class N shares also are offered to the following:
o        to all rollover IRAs,
o        to all direct rollovers from
                  OppenheimerFunds-sponsored Pinnacle and
                  Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix
                  B to this Statement of Additional
                  Information) which have entered into a
                  special agreement with the Distributor
                  for that purpose,
o        to Retirement Plans qualified under Sections
                  401(a) or 401(k) of the Internal Revenue
                  Code, the recordkeeper or the plan
                  sponsor for which has entered into a
                  special agreement with the Distributor,
o        to Retirement Plans of a plan sponsor where the
                  aggregate assets of all such plans
                  invested in the Oppenheimer funds is
                  $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k)
                  plans that pay for the purchase with the
                  redemption proceeds of Class A shares of
                  one or more Oppenheimer funds.
o        to certain customers of broker-dealers and
                  financial advisors that are identified in
                  a special agreement between the
                  broker-dealer or financial advisor and
                  the Distributor for that purpose.

              The sales concession and the advance of the
service fee, as described in the Prospectus, will not be
paid to dealers of record on sales of Class N shares on:
o        purchases of Class N shares in amounts of $500,000
                  or more by a retirement plan that pays
                  for the purchase with the redemption
                  proceeds of Class A shares of one or more
                  Oppenheimer funds (other than rollovers
                  from an OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan to any
                  IRA invested in the Oppenheimer funds),
o        purchases of Class N shares in amounts of $500,000
                  or more by a retirement plan that pays
                  for the purchase with the redemption
                  proceeds of  Class C shares of one or
                  more Oppenheimer funds held by the plan
                  for more than one year (other than
                  rollovers from an
                  OppenheimerFunds-sponsored Pinnacle or
                  Ascender 401(k) plan to any IRA invested
                  in the Oppenheimer funds), and
o        on purchases of Class N shares by an
                  OppenheimerFunds-sponsored Pinnacle or
                  Ascender 401(k) plan made with the
                  redemption proceeds of Class A shares of
                  one or more Oppenheimer funds.

         |X|  Allocation of Expenses. The Fund pays
expenses related to its daily operations, such as custodian
fees, Trustees' fees, transfer agency fees, legal fees and
auditing costs.  Those expenses are paid out of the Fund's
assets and are  not paid directly by shareholders.
However, those expenses reduce the net asset value of
shares, and therefore are indirectly borne by shareholders
through their investment.

         The methodology for calculating the net asset
value, dividends and distributions of the Fund's share
classes recognizes two types of expenses.  General expenses
that do not pertain specifically to any one class are
allocated pro rata to the shares of all classes. The
allocation is based on the percentage of the Fund's total
assets that is represented by the assets of each class, and
then equally to each outstanding share within a given
class.  Such general expenses include management fees,
legal, bookkeeping and audit fees, printing and mailing
costs of shareholder reports, Prospectuses, Statements of
Additional Information and other materials for current
shareholders, fees to unaffiliated Trustees, custodian
expenses, share issuance costs, organization and start-up
costs, interest, taxes and brokerage commissions, and
non-recurring expenses, such as litigation costs.

         Other expenses that are directly  attributable to a
particular  class are allocated  equally to each outstanding share within that class.  Examples of such expenses  include distribution  and service  plan (12b-1)  fees,  transfer and
shareholder   servicing   agent  fees  and   expenses,   and
shareholder  meeting  expenses  (to  the  extent  that  such expenses pertain only to a specific class).

Determination  of Net Asset Values Per Share.  The net asset values  per  share of each  class of  shares of the Fund are determined  as of the  close  of  business  of The New  York
Stock  Exchange on each day that the  Exchange is open.  The calculation  is done by dividing the value of the Fund's net assets  attributable  to a class by the  number of shares of that  class  that are  outstanding.  The  Exchange  normally closes at 4:00 P.M.,  New York time,  but may close  earlier on  some  other  days  (for  example,  in  case  of  weather emergencies  or on  days  falling  before  a  holiday).  The
Exchange's  most  recent  annual   announcement   (which  is
subject to change)  states  that it will close on New Year's
Day,  Presidents'  Day,  Martin  Luther King,  Jr. Day, Good
Friday,   Memorial  Day,   Independence   Day,   Labor  Day,
Thanksgiving  Day and  Christmas  Day.  It may also close on other days.

         Dealers  other than  Exchange  members  may conduct
trading in certain  securities on days on which the Exchange is closed  (including  weekends and  holidays) or after 4:00
P.M.  on a regular  business  day.  Because  the  Fund's net asset  values  will not be  calculated  on those  days,  the
Fund's  net asset  values  per  share  may be  significantly affected on such days when  shareholders may not purchase or redeem shares.  Additionally,  trading on European and Asian stock  exchanges and  over-the-counter  markets  normally is completed before the close of The New York Stock Exchange.

         Changes  in the  values  of  securities  traded  on
foreign  exchanges  or  markets  as a result of events  that occur after the prices of those  securities are  determined, but before the close of The New York  Stock  Exchange,  will not be reflected in the Fund's  calculation of its net asset values  that day  unless  the  Manager  determines  that the event is likely to effect a material  change in the value of the  security.  The  Manager  may make  that  determination, under procedures established by the Board.

|X|      Securities Valuation.  The Fund's Board of
Trustees has established procedures for the valuation of
the Fund's securities. In general those procedures are as
follows:

o        Equity securities traded on a U.S. securities
exchange or on NASDAQ are valued as follows:
(1)      if last sale information is regularly reported,
                         they are valued at the last
                         reported sale price on the
                         principal exchange on which they
                         are traded or on NASDAQ, as
                         applicable, on that day, or
(2)      if last sale information is not available on a
                         valuation date, they are valued at
                         the last reported sale price
                         preceding the valuation date if it
                         is within the
(3)      spread of the closing "bid" and "asked" prices on
                         the valuation date or, if not,  at
                         the closing "bid" price on the
                         valuation date.
o        Equity securities traded on a foreign securities
exchange generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing
                         service approved by the Board of
                         Trustees, or
(2)      at the last sale price obtained by the Manager
                         from the report of the principal
                         exchange on which the security is
                         traded at its last trading session
                         on or immediately before the
                         valuation date, or
(3)      at the mean between the "bid" and "asked" prices
                         obtained from the principal
                         exchange on which the security is
                         traded or, on the basis of
                         reasonable inquiry, from two
                         market makers in the security.
o        Long-term debt securities having a remaining
maturity in excess of 60 days are valued based on the mean
between the "bid" and "asked" prices determined by a
portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market
makers in the security on the basis of reasonable inquiry.
o        The following securities are valued at the mean
between the "bid" and "asked" prices determined by a
pricing service approved by the Fund's Board of Trustees or
obtained by the Manager from two active market makers in
the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than
                         397 days when issued,
(2)      debt instruments that had a maturity of 397 days
                         or less when issued and have a
                         remaining maturity of more than 60
                         days, and
(3)      non-money market debt instruments that had a
                         maturity of 397 days or less when
                         issued and which have a remaining
                         maturity of 60 days or less.
o        The following securities are valued at cost,
adjusted for amortization of premiums and accretion of
discounts:
(1)      money market debt securities held by a non-money
                         market fund that had a maturity of
                         less than 397 days when issued
                         that have a remaining maturity of
                         60 days or less, and
(2)      debt instruments held by a money market fund that
                         have a remaining maturity of 397
                         days or less.
o        Securities (including restricted securities) not
having readily-available market quotations are valued at
fair value determined under the Board's procedures.  If the
Manager is unable to locate two market makers willing to
give quotes, a security may be priced at the mean between
the "bid" and "asked" prices provided by a single active
market maker (which in certain cases may be the "bid" price
if no "asked" price is available).

         In the case of U.S. government securities,
mortgage-backed securities, corporate bonds and foreign
government securities, when last sale information is not
generally available, the Manager may use pricing services
approved by the Board of Trustees. The pricing service may
use "matrix" comparisons to the prices for comparable
instruments on the basis of quality, yield, and maturity.
Other special factors may be involved (such as the
tax-exempt status of the interest paid by municipal
securities).  The Manager will monitor the accuracy of the
pricing services. That monitoring may include comparing
prices used for portfolio valuation to actual sales prices
of selected securities.

         The closing prices in the London foreign exchange
market on a particular business day that are provided to
the Manager by a bank, dealer or pricing service that the
Manager has determined to be reliable are used to value
foreign currency, including forward contracts, and to
convert to U.S. dollars securities that are denominated in
foreign currency.

         Puts, calls, and futures are valued at the last
sale price on the principal exchange on which they are
traded or on NASDAQ, as applicable, as determined by a
pricing service approved by the Board of Trustees or by the
Manager.  If there were no sales that day, they shall be
valued at the last sale price on the preceding trading day
if it is within the spread of the closing "bid" and "asked"
prices on the principal exchange or on NASDAQ on the
valuation date. If not, the value shall be the closing bid
price on the principal exchange or on NASDAQ on the
valuation date.  If the put, call or future is not traded
on an exchange or on NASDAQ, it shall be valued by the mean
between "bid" and "asked" prices obtained by the Manager
from two active market makers. In certain cases that may be
at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to
the premium received is included in the Fund's Statement of
Assets and Liabilities as an asset. An equivalent credit is
included in the liability section.  The credit is adjusted
("marked-to-market") to reflect the current market value of
the option. In determining the Fund's gain on investments,
if a call or put written by the Fund is exercised, the
proceeds are increased by the premium received.  If a call
or put written by the Fund expires, the Fund has a gain in
the amount of the premium. If the Fund enters into a
closing purchase transaction, it will have a gain or loss,
depending on whether the premium received was more or less
than the cost of the closing transaction.  If the Fund
exercises a put it holds, the amount the Fund receives on
its sale of the underlying investment is reduced by the
amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions
for redeeming shares set forth in the Prospectus.

Reinvestment Privilege.  Within six months of a redemption,
a shareholder may reinvest all or part of the redemption
proceeds of:
o        Class A shares purchased subject to an initial
              sales charge or Class A shares on which a
              contingent deferred sales charge was paid, or
o        Class B shares that were subject to the Class B
              contingent deferred sales charge when
              redeemed.

         The reinvestment may be made without sales charge
only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are
exchangeable as described in "How to Exchange Shares"
below. Reinvestment will be at the net asset value next
computed after the Transfer Agent receives the reinvestment
order.  The shareholder must ask the Transfer Agent for
that privilege at the time of reinvestment. This privilege
does not apply to Class C, Class N or Class Y shares. The
Fund may amend, suspend or cease offering this reinvestment
privilege at any time as to shares redeemed after the date
of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares
were redeemed is taxable, and reinvestment will not alter
any capital gains tax payable on that gain.  If there has
been a capital loss on the redemption, some or all of the
loss may not be tax deductible, depending on the timing and
amount of the reinvestment.  Under the Internal Revenue
Code, if the redemption proceeds of Fund shares on which a
sales charge was paid are reinvested in shares of the Fund
or another of the Oppenheimer funds within 90 days of
payment of the sales charge, the shareholder's basis in the
shares of the Fund that were redeemed may not include the
amount of the sales charge paid.  That would reduce the
loss or increase the gain recognized from the redemption.
However, in that case the sales charge would be added to
the basis of the shares acquired by the reinvestment of the
redemption proceeds.

Payments "In Kind". The Prospectus states that payment for
shares tendered for redemption is ordinarily made in cash.
However, under certain circumstances, the Board of Trustees
of the Fund may determine that it would be detrimental to
the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly
in cash.  In that case, the Fund may pay the redemption
proceeds in whole or in part by a distribution "in kind" of
liquid securities from the portfolio of the Fund, in lieu
of cash.
         The Fund has elected to be governed by Rule 18f-1
under the Investment Company Act. Under that rule, the Fund
is obligated to redeem shares solely in cash up to the
lesser of $250,000 or 1% of the net assets of the Fund
during any 90-day period for any one shareholder. If shares
are redeemed in kind, the redeeming shareholder might incur
brokerage or other costs in selling the securities for
cash. The Fund will value securities used to pay
redemptions in kind using the same method the Fund uses to
value its portfolio securities described above under
"Determination of Net Asset Values Per Share." That
valuation will be made as of the time the redemption price
is determined.

Involuntary Redemptions. The Fund's Board of Trustees has
the right to cause the involuntary redemption of the shares
held in any account if the aggregate net asset value of
those shares is less than $500 or such lesser amount as the
Board may fix. The Board will not cause the involuntary
redemption of shares in an account if the aggregate net
asset value of such shares has fallen below the stated
minimum solely as a result of market fluctuations. If the
Board exercises this right, it may also fix the
requirements for any notice to be given to the shareholders
in question (not less than 30 days). The Board may
alternatively set requirements for the shareholder to
increase the investment, or set other terms and conditions
so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different
registration is not an event that triggers the payment of
sales charges. Therefore, shares are not subject to the
payment of a contingent deferred sales charge of any class
at the time of transfer to the name of another person or
entity. It does not matter whether the transfer occurs by
absolute assignment, gift or bequest, as long as it does
not involve, directly or indirectly, a public sale of the
shares.  When shares subject to a contingent deferred sales
charge are transferred, the transferred shares will remain
subject to the contingent deferred sales charge. It will be
calculated as if the transferee shareholder had acquired
the transferred shares in the same manner and at the same
time as the transferring shareholder.

         If less than all shares held in an account are
transferred, and some but not all shares in the account
would be subject to a contingent deferred sales charge if
redeemed at the time of transfer, the priorities described
in the Prospectus under "How to Buy Shares" for the
imposition of the Class B, Class C and Class N contingent
deferred sales charge will be followed in determining the
order in which shares are transferred.

Distributions From Retirement Plans.  Requests for
distributions from OppenheimerFunds-sponsored IRAs,
403(b)(7) custodial plans, 401(k) plans or pension or
profit-sharing plans should be addressed to "Trustee,
OppenheimerFunds Retirement Plans," c/o the Transfer Agent
at its address listed in "How To Sell Shares" in the
Prospectus or on the back cover of this Statement of
Additional Information.  The request must
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if
                the distribution is premature; and
(3)      conform to the requirements of the plan and the
                Fund's other redemption requirements.

         Participants (other than self-employed persons) in
OppenheimerFunds-sponsored pension or profit-sharing plans
with shares of the Fund held in the name of the plan or its
fiduciary may not directly request redemption of their
accounts.  The plan administrator or fiduciary must sign
the request.

         Distributions from pension and profit sharing
plans are subject to special requirements under the
Internal Revenue Code and certain documents (available from
the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.
Distributions from retirement plans are subject to
withholding requirements under the Internal Revenue Code,
and IRS Form W-4P (available from the Transfer Agent) must
be submitted to the Transfer Agent with the distribution
request, or the distribution may be delayed.  Unless the
shareholder has provided the Transfer Agent with a
certified tax identification number, the Internal Revenue
Code requires that tax be withheld from any distribution
even if the shareholder elects not to have tax withheld.
The Fund, the Manager, the Distributor, and the Transfer
Agent assume no responsibility to determine whether a
distribution satisfies the conditions of applicable tax
laws and will not be responsible for any tax penalties
assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers
and Brokers.  The Distributor is the Fund's agent to
repurchase its shares from authorized dealers or brokers on
behalf of their customers.  Shareholders should contact
their broker or dealer to arrange this type of redemption.
The repurchase price per share will be the net asset value
next computed after the Distributor receives an order
placed by the dealer or broker. However, if the Distributor
receives a repurchase order from a dealer or broker after
the close of The New York Stock Exchange on a regular
business day, it will be processed at that day's net asset
value if the order was received by the dealer or broker
from its customers prior to the time the Exchange closes.
Normally, the Exchange closes at 4:00 P.M., but may do so
earlier on some days. Additionally, the order must have
been transmitted to and received by the Distributor prior
to its close of business that day (normally 5:00 P.M.).

         Ordinarily, for accounts redeemed by a
broker-dealer under this procedure, payment will be made
within three business days after the shares have been
redeemed upon the Distributor's receipt of the required
redemption documents in proper form. The signature(s) of
the registered owners on the redemption documents must be
guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning
shares of the Fund valued at $5,000 or more can authorize
the Transfer Agent to redeem shares (having a value of at
least $50) automatically on a monthly, quarterly,
semi-annual or annual basis under an Automatic Withdrawal
Plan.  Shares will be redeemed three business days prior to
the date requested by the shareholder for receipt of the
payment.  Automatic withdrawals of up to $1,500 per month
may be requested by telephone if payments are to be made by
check payable to all shareholders of record. Payments must
also be sent to the address of record for the account and
the address must not have been changed within the prior 30
days.  Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be
arranged on this basis.

         Payments are normally made by check, but
shareholders having AccountLink privileges (see "How To Buy
Shares") may arrange to have Automatic Withdrawal Plan
payments transferred to the bank account designated on the
Account Application or by signature-guaranteed instructions
sent to the Transfer Agent.  Shares are normally redeemed
pursuant to an Automatic Withdrawal Plan three business
days before the payment transmittal date you select in the
Account Application.  If a contingent deferred sales charge
applies to the redemption, the amount of the check or
payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on
the date requested. The Fund reserves the right to amend,
suspend or discontinue offering these plans at any time
without prior notice. Because of the sales charge assessed
on Class A share purchases, shareholders should not make
regular additional Class A share purchases while
participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish
withdrawal plans, because of the potential imposition of
the contingent deferred sales charge on such withdrawals
(except where the contingent deferred sales charge is
waived as described in Appendix B to this Statement of
Additional Information).

         By requesting an Automatic Withdrawal or Exchange
Plan, the shareholder agrees to the terms and conditions
that apply to such plans, as stated below.  These
provisions may be amended from time to time by the Fund
and/or the Distributor.  When adopted, any amendments will
automatically apply to existing Plans.

         |X|  Automatic Exchange Plans.  Shareholders can
authorize the Transfer Agent to exchange a pre-determined
amount of shares of the Fund for shares (of the same class)
of other Oppenheimer funds automatically on a monthly,
quarterly, semi-annual or annual basis under an Automatic
Exchange Plan.  The minimum amount that may be exchanged to
each other fund account is $25. Instructions should be
provided on the OppenheimerFunds Application or
signature-guaranteed instructions. Exchanges made under
these plans are subject to the restrictions that apply to
exchanges as set forth in "How to Exchange Shares" in the
Prospectus and below in this Statement of Additional
Information.

         |X|  Automatic Withdrawal Plans.  Fund shares will
be redeemed as necessary to meet withdrawal payments.
Shares acquired without a sales charge will be redeemed
first. Shares acquired with reinvested dividends and
capital gains distributions will be redeemed next, followed
by shares acquired with a sales charge, to the extent
necessary to make withdrawal payments.  Depending upon the
amount withdrawn, the investor's principal may be
depleted.  Payments made under these plans should not be
considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's
Automatic Withdrawal Plan as agent for the shareholder(s)
(the "Planholder") who executed the Plan authorization and
application submitted to the Transfer Agent.  Neither the
Fund nor the Transfer Agent shall incur any liability to
the Planholder for any action taken or not taken by the
Transfer Agent in good faith to administer the Plan. Share
certificates will not be issued for shares of the Fund
purchased for and held under the Plan, but the Transfer
Agent will credit all such shares to the account of the
Planholder on the records of the Fund. Any share
certificates held by a Planholder may be surrendered
unendorsed to the Transfer Agent with the Plan application
so that the shares represented by the certificate may be
held under the Plan.

         For accounts subject to Automatic Withdrawal
Plans, distributions of capital gains must be reinvested in
shares of the Fund, which will be done at net asset value
without a sales charge.  Dividends on shares held in the
account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal
payments at the net asset value per share determined on the
redemption date.  Checks or AccountLink payments
representing the proceeds of Plan withdrawals will normally
be transmitted three business days prior to the date
selected for receipt of the payment, according to the
choice specified in writing by the Planholder. Receipt of
payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement
payments and the address to which checks are to be mailed
or AccountLink payments are to be sent may be changed at
any time by the Planholder by writing to the Transfer
Agent.  The Planholder should allow at least two weeks'
time after mailing such notification for the requested
change to be put in effect.  The Planholder may, at any
time, instruct the Transfer Agent by written notice to
redeem all, or any part of, the shares held under the Plan.
That notice must be in proper form in accordance with the
requirements of the then-current Prospectus of the Fund. In
that case, the Transfer Agent will redeem the number of
shares requested at the net asset value per share in effect
and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by
writing to the Transfer Agent.  The Fund may also give
directions to the Transfer Agent to terminate a Plan. The
Transfer Agent will also terminate a Plan upon its receipt
of evidence satisfactory to it that the Planholder has died
or is legally incapacitated. Upon termination of a Plan by
the Transfer Agent or the Fund, shares that have not been
redeemed will be held in uncertificated form in the name of
the Planholder. The account will continue as a
dividend-reinvestment, uncertificated account unless and
until proper instructions are received from the Planholder,
his or her executor or guardian, or another authorized
person.

         To use shares held under the Plan as collateral
for a debt, the Planholder may request issuance of a
portion of the shares in certificated form.  Upon written
request from the Planholder, the Transfer Agent will
determine the number of shares for which a certificate may
be issued without causing the withdrawal checks to stop.
However, should such uncertificated shares become
exhausted, Plan withdrawals will terminate.

         If the  Transfer  Agent  ceases to act as  transfer
agent for the Fund,  the  Planholder  will be deemed to have appointed  any successor  transfer  agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class
of Oppenheimer funds having more than one class of shares
may be exchanged only for shares of the same class of other
Oppenheimer funds. Shares of Oppenheimer funds that have a
single class without a class designation are deemed "Class
A" shares for this purpose. You can obtain a current list
showing which funds offer which classes of shares by
calling the Distributor.

o        All of the Oppenheimer funds currently offer Class
     A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
Centennial America Fund, L.P.                                 Centennial Tax Exempt Trust
         Centennial California Tax Exempt Trust                    Oppenheimer Concentrated Growth Fund
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust                             Oppenheimer Real Estate Fund
         Centennial New York Tax Exempt Trust                      Oppenheimer Special Value Fund

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Intermediate Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Rochester Fund Municipals
         Oppenheimer New Jersey Municipal Fund                     Oppenheimer Senior Floating Rate Fund
         Oppenheimer New York Municipal Fund                       Limited Term New York Municipal Fund

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Intermediate Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
         plans.
     o   Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other
         Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o        Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other
         Oppenheimer funds and no exchanges may be made to Class X shares.

o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market
         Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
         Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of
         Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves.
     o   Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers QM
         Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
         They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
         o        Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the
         Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

              When Class A shares of any Oppenheimer fund (other than Rochester National Municipals and Rochester
Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within eighteen (18) months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester National Municipals and Rochester Fund Municipals acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within twenty-four (24) months of the beginning of the calendar month of the initial purchase of the exchanged Class
A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer
Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the
Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer
Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of
Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.
The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o        When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy
Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X|  Limits on Multiple Exchange Orders.  The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |X|  Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |X|  Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the
Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund). When you exchange some or all of your shares from one fund to another, any special account features such as an Asset Builder Plan or Automatic Withdrawal
Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the
Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

         The different  Oppenheimer funds available for exchange have different  investment  objectives,  policies and risks.  A shareholder  should assure that the fund selected is  appropriate  for his or her  investment  and should be aware of the tax  consequences  of an exchange.  For federal income tax purposes,  an exchange  transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  Reinvestment  Privilege," above, discusses some of the tax  consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer  Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection  with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of Class A, Class B, Class C, Class N and Class Y shares.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market
Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.  The federal tax treatment of the
Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

|X|           The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|      Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).
|X|
                  The Internal Revenue Code contains a number of complex tests relating to qualification that the|X|
 Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal
Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S.
government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer
(other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|      Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
However, the Board of Directors and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|      Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year.  Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.
|X|
|X|           Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction. Since it is anticipated that most of the Fund's income will be derived from interest it receives on its investments, the Fund does not anticipate that its distributions will qualify for this deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The
Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as long-term capital gain and will be properly identified in reports sent to shareholder in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35%
corporate tax rate.  If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that
                                            -------
number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the
                                                                                        -
shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|      Foreign  Shareholders.  Under U.S. tax law,  taxation of a shareholder  who is a foreign  person (to include, but limited to, a nonresident  alien  individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is effectively  connected with the conduct of a U.S. trade or business.  Typically,  ordinary  income  dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.
         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade
                                                        ---
or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status.

         If the foreign person fails to provide a certification of her/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  The Bank of New York is the custodian of the Fund's assets.  The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP is the independent auditor of the Fund. The firm audits the Fund's financial statements and performs other related audit services. KPMG LLP also acts as auditor for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of Oppenheimer Trinity Core Fund:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Trinity Core Fund, including the statement of investments, as of
July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period from September 1, 1999 (inception of offering) to
July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Trinity Core Fund as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period from September 1, 1999
(inception of offering) to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
August 21, 2001

29  Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                                   July 31, 2001

                                                                                                                MARKET VALUE
                                                                                              SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Common Stocks - 95.9%
-------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 0.4%
-------------------------------------------------------------------------------------------------------------------------
METALS - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                              400             $ 16,160
-------------------------------------------------------------------------------------------------------------------------
PAPER - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Westvaco Corp.                                                                                  700               18,830
-------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 11.0%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 3.1%
-------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                    1,800              105,354
-------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                         1,800               71,316
-------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                  2,000               57,760
                                                                                                           --------------
                                                                                                                 234,430
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.6%
-------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                          6,200              269,700
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc.                                             (1)                 1,200               22,608
-------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 4.0%
-------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                       400               25,200
-------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                            600               26,640
-------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                            400               44,752
-------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                           (1)                   500               11,345
-------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                       2,800              148,960
-------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                       600               44,040
                                                                                                           --------------
                                                                                                                 300,937
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 3.0%
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 2.6%
-------------------------------------------------------------------------------------------------------------------------
Avaya, Inc.                                                               (1)                 1,700               21,301
-------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                  1,900              102,885
-------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group                                             (1)                 5,300               74,200
                                                                                                           --------------
                                                                                                                 198,386
-------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.4%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                        600               27,018
-------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 11.9%
-------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 3.0%
-------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                    400               18,816
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                3,010               76,665
-------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                          1,500               95,400
-------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                          400               32,240
                                                                                                           --------------
                                                                                                                 223,121
-------------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                                                                                     500               19,765
-------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                             500               43,685
                                                                                                           --------------
                                                                                                                  63,450
-------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.1%
-------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                           100                5,161
-------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                           2,200               26,642
-------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                           1,000               47,750
                                                                                                           --------------
                                                                                                                  79,553
-------------------------------------------------------------------------------------------------------------------------
MEDIA - 0.7%
-------------------------------------------------------------------------------------------------------------------------
McGraw-Hill, Inc.                                                                               900               55,233

 9  Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                                                MARKET VALUE
                                                                                              SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Retail:  General - 2.8%
-------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.                                                              (1)                   200             $ 11,456
-------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                         3,500              195,650
                                                                                                           --------------
                                                                                                                 207,106
-------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 3.2%
-------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                              2,400              120,888
-------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                             2,400               91,632
-------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc.                                                        (1)                 2,100               26,922
                                                                                                           --------------
                                                                                                                 239,442
-------------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                             500               26,575
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 12.0%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 4.8%
-------------------------------------------------------------------------------------------------------------------------
Adolph Coors Co., Cl. B                                                                         300               15,087
-------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                     2,200               95,282
-------------------------------------------------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                                                                       400               27,332
-------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                           3,000              133,800
-------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                 1,900               88,597
                                                                                                           --------------
                                                                                                                 360,098
-------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special                                              (1)                 2,000               76,060
-------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 2.3%
-------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                                             3,000               79,050
-------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                       (1)                 1,900               94,620
                                                                                                           --------------
                                                                                                                 173,670
-------------------------------------------------------------------------------------------------------------------------
FOOD - 1.2%
-------------------------------------------------------------------------------------------------------------------------
Hershey Foods Corp.                                                                             300               18,108
-------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                   2,600               69,784
                                                                                                           --------------
                                                                                                                  87,892
-------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.8%
-------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                     1,300               46,813
-------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                    400               13,480
                                                                                                           --------------
                                                                                                                  60,293
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.9%
-------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                          1,300               79,053
-------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                            900               63,918
                                                                                                           --------------
                                                                                                                 142,971
-------------------------------------------------------------------------------------------------------------------------
ENERGY - 7.1%
-------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 4.8%
-------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                        900               51,120
-------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                    400               20,780
-------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                      700               30,275
-------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                   800               73,112
-------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                             3,400              141,984
-------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                    1,100               30,404
-------------------------------------------------------------------------------------------------------------------------
USX-Marathon Group, Inc.                                                                        400               11,868
                                                                                                           --------------
                                                                                                                 359,543
-------------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 2.3%
-------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                          3,000              174,000

10  Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                                                MARKET VALUE
                                                                                              SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Financial - 15.7%
-------------------------------------------------------------------------------------------------------------------------
BANKS - 3.8%
-------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                              1,600             $ 71,776
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                       2,700              116,910
-------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                  4,200               99,708
                                                                                                           --------------
                                                                                                                 288,394
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 8.1%
-------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                                     600               34,524
-------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                          2,200               88,726
-------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                     800               51,416
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               2,000              100,420
-------------------------------------------------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                                                             500               21,655
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                      800               66,600
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                     500               34,220
-------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                    2,600               92,040
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                     1,200               65,088
-------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                        3,400               50,966
                                                                                                           --------------
                                                                                                                 605,655
-------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.9%
-------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                            1,600              133,200
-------------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                                     700               70,217
-------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                     200               11,352
                                                                                                           --------------
                                                                                                                 214,769
-------------------------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 0.9%
-------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                       1,600               64,832
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 12.2%
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 11.4%
-------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                  2,000              120,620
-------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                                                 (1)                   800               62,840
-------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               600               32,460
-------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                               700               55,496
-------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                             2,700              183,546
-------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                  5,275              217,435
-------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                               2,500              111,550
-------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                      1,100               74,162
                                                                                                           --------------
                                                                                                                 858,109
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                    1,200               59,760
-------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 18.5%
-------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.9%
-------------------------------------------------------------------------------------------------------------------------
EMC Corp.                                                                 (1)                   400                7,888
-------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                         1,700              178,857
-------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A                                        (1)                   300               13,716
-------------------------------------------------------------------------------------------------------------------------
NCR Corp.                                                                 (1)                   500               19,680
                                                                                                           --------------
                                                                                                                 220,141
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 1.4%
-------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                              1,200               83,184
-------------------------------------------------------------------------------------------------------------------------
Unisys Corp.                                                              (1)                 2,200               25,190
                                                                                                           --------------
                                                                                                                 108,374

11  Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                                              MARKET VALUE
                                                                                              SHARES          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Computer Software - 9.2%
-------------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.                                                     (1)                 2,100           $   95,445
-------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc.                                                        (1)                   800               16,000
-------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                       2,100               72,408
-------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp.                                                   (1)                   700               25,277
-------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                 1,400               89,390
-------------------------------------------------------------------------------------------------------------------------
Intuit, Inc.                                                              (1)                   600               20,628
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           (1)                 4,700              311,093
-------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                              (1)                 2,400               43,392
-------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp.                                               (1)                 1,700               16,099
                                                                                                           --------------
                                                                                                                 689,732
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.9%
-------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                       (1)                 1,400               26,908
-------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                                     3,000               20,100
-------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.                                                                           600                4,770
-------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                            (1)                   800               50,584
-------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                        800               20,360
-------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc.                                                             (1)                 1,200               19,764
                                                                                                           --------------
                                                                                                                 142,486
-------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.1%
-------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                              (1)                 1,700               31,042
-------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                   2,500               74,525
-------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.                                                        (1)                 1,200               11,088
-------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                           (1)                 1,200               55,404
-------------------------------------------------------------------------------------------------------------------------
QLogic Corp.                                                              (1)                   500               19,205
-------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.                                                     (1)                 1,400               31,920
-------------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.                                               (1)                   700               13,853
                                                                                                           --------------
                                                                                                                 237,037
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.3%
-------------------------------------------------------------------------------------------------------------------------
RAILROADS & TRUCKERS - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                             100                5,369
-------------------------------------------------------------------------------------------------------------------------
SHIPPING - 0.2%
-------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                               (1)                   300               12,411
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - 3.8%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.3%
-------------------------------------------------------------------------------------------------------------------------
Calpine Corp.                                                             (1)                 1,100               39,589
-------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                 1,100               33,990
-------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                             2,400               92,664
-------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                            800               25,200
-------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                             2,200               59,268
                                                                                                           --------------
                                                                                                                 250,711
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.5%
-------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                   100                5,175
-------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                 1,228               31,167
                                                                                                           --------------
                                                                                                                  36,342
                                                                                                           --------------
Total Common Stocks (Cost $7,344,935)                                                                          7,211,198

12  Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                           PRINCIPAL          MARKET VALUE
                                                                                           AMOUNT             SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 3.3%
-------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 3.87%,
dated 7/31/01, to be repurchased at $251,027 on 8/1/01,
collateralized by Federal National Mortgage Assn.,
6%--8.50%, 10/1/28--8/1/31, with a value of $256,598
(Cost $251,000)                                                                            $251,000           $  251,000

-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,595,935)                                                  99.2%           7,462,198
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                 0.8               57,107
                                                                                       -------------          -----------

NET ASSETS                                                                                    100.0%          $7,519,305
                                                                                       =============          ===========

1.  Non-income-producing security.

See accompanying Notes to Financial Statements.

13  Oppenheimer Trinity Core Fund

----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                                           July 31, 2001

----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $7,595,935) - see accompanying statement                                             $7,462,198
----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                     83
----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                     49,040
Shares of beneficial interest sold                                                                                   15,036
Interest and dividends                                                                                                3,726
Other                                                                                                                   340
                                                                                                        --------------------
Total assets                                                                                                      7,530,423

----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Legal, auditing and other professional fees                                                                           7,827
Trustees' compensation                                                                                                1,583
Distribution and service plan fees                                                                                      951
Transfer and shareholder servicing agent fees                                                                           296
Other                                                                                                                   461
                                                                                                        --------------------
Total liabilities                                                                                                    11,118

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                       $7,519,305
                                                                                                        ====================

----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                  $8,547,294
----------------------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment loss                                                                    (794)
----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                                    (893,458)
----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                                          (133,737)
                                                                                                        --------------------
NET ASSETS                                                                                                       $7,519,305
                                                                                                        ====================

14  Oppenheimer Trinity Core Fund

----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Continued)

----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$4,736,818 and 539,674 shares of beneficial interest outstanding)                                                     $8.78
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $9.32

----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,434,194
and 166,186 shares of beneficial interest outstanding)                                                                $8.63

----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,261,755
and 145,819 shares of beneficial interest outstanding)                                                                $8.65

----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred
sales charge) and offering price per share (based on net assets of $980                                               $8.75
and 112 shares of beneficial interest outstanding)

----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $85,558 and 9,517 shares of beneficial interest outstanding)                                            $8.99

See accompanying Notes to Financial Statements.

15  Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                                  For the Year Ended July 31, 2001

----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $547)                                                                $86,355
----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                             14,810
                                                                                                        --------------------
Total income                                                                                                        101,165

----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                      59,463
----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                               6,720
Class B                                                                                                              13,856
Class C                                                                                                              12,131
----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                              14,284
Class B                                                                                                               4,169
Class C                                                                                                               3,863
Class N                                                                                                                   2
Class Y                                                                                                                  54
----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                          23,546
----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                  11,040
----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                1,832
----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                             169
----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                 4,568
                                                                                                        --------------------
Total expenses                                                                                                      155,697
Less reduction to custodian expenses                                                                                   (169)
                                                                                                        --------------------
Net expenses                                                                                                        155,528

----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                 (54,363)

----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                            (852,034)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                                                (414,078)
                                                                                                        --------------------
Net realized and unrealized gain (loss)                                                                          (1,266,112)

----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            ($1,320,475)
                                                                                                        ====================

See accompanying Notes to Financial Statements.

16  Oppenheimer Trinity Core Fund

----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          YEAR ENDED             PERIOD ENDED
                                                                                          JULY 31, 2001          JULY 31, 2000(1)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                                ($54,363)                  $118
----------------------------------------------------------------------------------------------------------------------------

Net realized gain (loss)                                                                    (852,034)               (41,424)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                        (414,078)               280,341
                                                                                ---------------------   --------------------
Net increase (decrease) in net assets resulting from operations                           (1,320,475)               239,035

----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                                      --        (111)
Class B                                                                                                      --          (6)
Class C                                                                                                      --          --
Class N                                                                                                      --          --
Class Y                                                                                                      --          (1)
----------------------------------------------------------------------------------------------------------------------------
Dividends in excess of net investment income:
Class A                                                                                                      --      (4,165)
Class B                                                                                                      --        (216)
Class C                                                                                                      --          --
Class N                                                                                                      --          --
Class Y                                                                                                      --          (2)

----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                     (380,294)             5,635,003
Class B                                                                                      546,688              1,132,147
Class C                                                                                      480,795                963,415
Class N                                                                                        1,000                     --
Class Y                                                                                      123,492                     --

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)                                                                   (548,794)             7,965,099
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        8,068,099                103,000 (2)
                                                                                ---------------------   --------------------
End of period [including undistributed (overdistributed) net investment
loss of $794 for the year ended July 31, 2001]                                            $7,519,305             $8,068,099
                                                                                =====================   ====================

1.  For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2.  Reflects the value of the Manager's initial seed money investment at
August 18, 1999.

See accompanying Notes to Financial Statements.

17  Oppenheimer Trinity Core Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                          CLASS A
                                                          -------------------------
                                                          YEAR ENDED JULY 31,
                                                          2001         2000(1)
------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $10.30       $10.00
------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                (.04)         .02
Net realized and unrealized gain (loss)                    (1.48)         .30
                                                     ------------   ----------
Total income (loss) from investment operations             (1.52)         .32
------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --           -- (2)
Dividends in excess of net investment income                  --         (.02)
                                                     ------------   ----------
Total dividends and/or distributions
to shareholders                                               --         (.02)
------------------------------------------------------------------------------
Net asset value, end of period                             $8.78       $10.30
                                                     ============   ==========

------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                       (14.76)%       3.18%
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $4,737       $5,918
------------------------------------------------------------------------------
Average net assets (in thousands)                         $5,173       $3,959
------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                               (0.40)%      0.14%
Expenses                                                    1.68%       1.46%
Expenses, net of reduction to custodian expenses             N/A        1.41%
------------------------------------------------------------------------------
Portfolio turnover rate                                      164%        195%

1.  For the period from September 1, 1999 (inception of offering) to
July 31, 2000.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

18  Oppenheimer Trinity Core Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                           CLASS B
                                                           ----------------------------
                                                           YEAR ENDED JULY 31,
                                                           2001           2000 (1)
---------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                       $10.22         $10.00
---------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                          (.10)          (.02)
Net realized and unrealized gain (loss)                     (1.49)           .25
                                                     -------------   ------------
Total income (loss) from investment operations              (1.59)           .23
---------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --             -- (2)
Dividends in excess of net investment income                   --           (.01)
                                                     -------------   ------------
Total dividends and/or distributions
to shareholders                                                --           (.01)
---------------------------------------------------------------------------------
Net asset value, end of period                              $8.63         $10.22
                                                     =============   ============

---------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                        (15.56)%        2.31%
---------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $1,434         $1,160
---------------------------------------------------------------------------------
Average net assets (in thousands)                          $1,388          $ 386
---------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                         (1.32)%        (0.73)%
Expenses                                                     2.57%          2.33%
Expenses, net of reduction to custodian expenses              N/A           2.28%
---------------------------------------------------------------------------------
Portfolio turnover rate                                       164%           195%

1.  For the period from September 1, 1999 (inception of offering) to
July 31, 2000.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

19  Oppenheimer Trinity Core Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                  CLASS C
                                                                 ---------------------------------------
                                                                 YEAR ENDED JULY 31,
                                                                 2001                 2000(1)
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                             $10.24               $10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                (.10)                (.03)
Net realized and unrealized gain (loss)                           (1.49)                 .27
                                                      ------------------    -----------------
Total income (loss) from investment operations                    (1.59)                 .24
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --                   --(2)
Dividends in excess of net investment income                         --                   --
                                                      ------------------    -----------------
Total dividends and/or distributions
to shareholders                                                      --                   --
---------------------------------------------------------------------------------------------
Net asset value, end of period                                    $8.65               $10.24
                                                      ==================    =================

---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                              (15.53)%              2.40%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                         $1,262                 $989
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $1,215                 $322
---------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                               (1.29)%              (0.73)%
Expenses                                                           2.59%                2.33%
Expenses, net of reduction to custodian expenses                    N/A                 2.28%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                             164%                 195%

1.  For the period from September 1, 1999 (inception of offering) to
July 31, 2000.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

20  Oppenheimer Trinity Core Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                  CLASS N
                                                                  ------------------
                                                                  PERIOD ENDED
                                                                  JULY 31, 2001 (1)
------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                              $8.89
------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                (.05)
Net realized and unrealized gain (loss)                            (.09)
                                                      ------------------
Total income (loss) from investment operations                     (.14)
------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --
Dividends in excess of net investment income                         --
                                                      ------------------
Total dividends and/or distributions
to shareholders                                                      --
------------------------------------------------------------------------
Net asset value, end of period                                    $8.75
                                                      ==================

------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                (1.58)%
------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                             $1
------------------------------------------------------------------------
Average net assets (in thousands)                                    $1
------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                               (1.43)%
Expenses                                                           1.75%
Expenses, net of reduction to custodian expenses                    N/A
------------------------------------------------------------------------
Portfolio turnover rate                                            164%

1.  For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

21  Oppenheimer Trinity Core Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                CLASS Y
                                                                ---------------------------------------
                                                                YEAR ENDED JULY 31,
                                                                2001                 2000 (1)
--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                            $10.30               $10.00
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                      (.02)                 .05
Net realized and unrealized gain (loss)                          (1.29)                 .28
                                                     ------------------   ------------------
Total income (loss) from investment operations                   (1.31)                 .33
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --                   -- (2)
Dividends in excess of net investment income                        --                 (.03)
                                                     ------------------   ------------------
Total dividends and/or distributions
to shareholders                                                     --                 (.03)
--------------------------------------------------------------------------------------------
Net asset value, end of period                                   $8.99               $10.30
                                                     ==================   ==================

--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                               (12.72)%              3.26%
--------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $86                   $1
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $160                   $1
--------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                            0.07%                0.26%
Expenses                                                         1.30%                1.34%
Expenses, net of reduction to custodian expenses                   N/A                1.29%
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                           164%                 195%

1.  For the period from September 1, 1999 (inception of offering) to
July 31, 2000.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

22  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Trinity Core Fund (the Fund) is registered under the Investment
Company Act of 1940, as amended, an open-end management investment company. The
Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of July 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

EXPIRING
-------------------------------
2008          $         41,424
2009                   111,626
              -----------------
Total         $        153,050
              =================

23  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
TRUSTEES' COMPENSATION The Fund has adopted an unfunded retirement plan for the
Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
July 31, 2001, the Fund's projected benefit obligations were increased by $794, resulting in an accumulated liability of $794 as of July 31, 2001.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more
Oppenheimer funds selected by the trustee. The amount paid to the Board of
Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended
July 31, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $53,569. Undistributed net investment loss was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

INVESTMENT INCOME Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SECURITY TRANSACTIONS Security transactions are accounted for as of trade date.
Gains and losses on securities sold are determined on the basis of identified cost.

OTHER The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

24  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                    YEAR ENDED JULY 31, 2001(1)            PERIOD ENDED JULY 31, 2000(2)
                                              -----------------------------------  ------------------------------------
                                                      SHARES              AMOUNT            SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                 336,660         $ 3,156,806           609,011          $6,086,888
Dividends and/or distributions reinvested                 --                  --                60                 591
Redeemed                                            (371,783)         (3,537,100)          (44,274)           (452,476)
                                              ---------------  ------------------  ----------------  ------------------
Net increase (decrease)                              (35,123)        $  (380,294)          564,797          $5,635,003
                                              ===============  ==================  ================  ==================

-----------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                 172,823         $ 1,659,199           144,748          $1,443,834
Dividends and/or distributions reinvested                 --                  --                23                 221
Redeemed                                            (120,188)         (1,112,511)          (31,320)           (311,908)
                                              ---------------  ------------------  ----------------  ------------------
Net increase (decrease)                               52,635         $   546,688           113,451          $1,132,147
                                              ===============  ==================  ================  ==================

-----------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                 131,127         $ 1,244,952           102,346          $1,021,691
Dividends and/or distributions reinvested                 --                  --                --                  --
Redeemed                                             (81,907)           (764,157)           (5,847)            (58,276)
                                              ---------------  ------------------  ----------------  ------------------
Net increase (decrease)                               49,220         $   480,795            96,499          $  963,415
                                              ===============  ==================  ================  ==================

-----------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                                     112         $     1,000                --          $       --
Dividends and/or distributions reinvested                 --                  --                --                  --
Redeemed                                                  --                  --                --                  --
                                              ---------------  ------------------  ----------------  ------------------
Net increase (decrease)                                  112         $     1,000                --          $       --
                                              ===============  ==================  ================  ==================

-----------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                                  39,211         $   389,874                --           $      --
Dividends and/or distributions reinvested                 --                  --                --                  --
Redeemed                                             (29,794)           (266,382)               --                  --
                                              ---------------  ------------------  ----------------  ------------------
Net increase (decrease)                                9,417         $  123,492                 --          $       --
                                              ===============  ==================  ================  ==================

(1)  For the year ended July 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to July 31, 2001, for
     Class N shares.
(2)  For the period from September 1, 1999 (inception of offering) to July 31,
     2000.

25  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

3.  PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2001, were $13,290,451 and $12,407,815, respectively.

As of July 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $7,595,935 was:

Gross unrealized appreciation                $   467,900
Gross unrealized depreciation
                                                (601,637)
                                             --------------------
Net unrealized appreciation (depreciation)   $  (133,737)
                                             ====================

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The
Fund's management fee for the year ended July 31, 2001 was an annualized rate of
0.75%.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS an agreed upon per account fee.

SUB-ADVISOR FEES The Manager pays Trinity Investment Management Corporation (the
Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the year ended July 31, 2001, the Manager paid $19,909 to the Sub-Advisor.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement
with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------
YEAR ENDED        AGGREGATE      CLASS A           COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                  FRONT-END      FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                  SALES          CHARGES           ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                  CHARGES ON     RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                  CLASS A        DISTRIBUTOR                                          DISTRIBUTOR(1)
                  SHARES
----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------
July 31, 2001     $33,260        $5,965            $15,801          $24,148           $9,720          $--
----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------

(1)     The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------------- ---------------------- ----------------------- ----------------------- ------------------------
YEAR ENDED          CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
July 31, 2001       $--                    $3,170                  $1,848                  $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------

26  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)
The Fund has adopted a Service Plan for Class A shares and Distribution and
Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the
Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended July 31, 2001, payments under the Class A plan totaled $6,720, all of which were paid by the Distributor to recipients, and included $574 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the
Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class
C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the
Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.
----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE YEAR ENDED JULY 31, 2001, WERE
AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------
                                                                                    DISTRIBUTOR'S AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $13,856            $12,350         $48,260                      3.36%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN         12,131              9,656          17,699                      1.40
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN             --                 --              --                        --
------------------- ------------------ --------------- ---------------------------- -----------------------

27  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

5.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08%
per annum.

The Fund had no borrowings outstanding during the year ended or at July 31,
2001.

28  Oppenheimer Trinity Core Fund

                                                         A-1
                                                      Appendix A

                                                    S&P 500 Index
                                       11 Economic Sectors, 34 Industry Groups

                  Basic Materials                                      Miscellaneous
                  Chemicals                                            Miscellaneous
                  Forest Products
                  Metals

                  Consumer Staples                                     Technology
                  Food/Bev/Tobacco                                     Computer Hardware
                  Household Products                                   Computer Software
                  Food & Drug Retail                                   Electronics

                  Health Care                                          Consumer Cyclicals
                  Drugs                                                Retail/Merchandise
                  Hospital/Hospital Supply                             Entertainment
                                                                       Building Materials
                                                                       Lodging & Restaurant
                                                                       Publishing
                  Transportation                                       Consumer Durables
                  Automotive                                           Retail/Clothing
                  Transportation
                  Auto Parts

                  Capital Goods                                        Finance
                  Electric Equipment                                   Consumer Finance
                  Aerospace                                            Money Center Banks
                  Machinery                                            Insurance
                                                                       Regional Banks

                  Energy                                               Utilities
                  Integrated Oils                                      Telephones
                  Oil Products/Svcs                                    Electric Utilities
                                                                       Gas & Water

                                                         B-11
                                                      Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans.
Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1)  plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans3
              4)  Group Retirement Plans4
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

                     Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
----------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to
the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
|_|      Purchases of Class A shares aggregating $1 million or more.
|_|      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
              (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
              certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on
                  a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
                  Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between
                  Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable
                  Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and
                  Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with
                  Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees
                  (as determined by the Merrill Lynch plan conversion manager).
|_|      Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before March 1, 2001.
II.

                                Waivers of Class A Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|      Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term
              "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
              Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment advisors and financial planners who have entered into an agreement for this purpose with the
              Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the
              Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-|

         Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal
              Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through
              DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other
              Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market
              Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|      Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid
              Trust Series.
|_|      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the
              Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              4)  Hardship withdrawals, as defined in the plan.6
              5)  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
                  Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.7
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the
                  Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_|      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.                      Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable
              Prospectus.
|_|      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the
              Social Security Administration.
|_|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|      Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of
              Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|      Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.9
              5)  To make distributions required under a Qualified Domestic Relations Order or, in the case of an
                  IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.10
              9)  On account of the participant's separation from service.11
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed
                  10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
                  Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families"
              as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.

   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former
                                                     Quest for Value Funds
----------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|      acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the
              Former Quest for Value Funds, or
|_|      purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November
              24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

----------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who
qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|      Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|      Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund.
The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|      Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value
Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to
November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                         Connecticut Mutual Investment Accounts, Inc.
----------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X|      Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut
Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were
                  $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the
                  Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to March 18,
                  1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior
Class A CDSC.

|X|

         Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the
                  Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
                  Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the
                  prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
         Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
         Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.                   Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
----------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.            Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
----------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|      dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|      dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Trinity Core FundSM

Internet Website:

         www.oppenheimerfunds.com
         ------------------------

Investment Advisor
         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, New York 10018

Sub-Advisor
         Trinity Investment Management Corporation
         301 North Spring Street
         Bellefonte, Pennsylvania 16823

Distributor
         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue
         New York, New York 10018

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.525.7048

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel

         Mayer, Brown, Rowe & Maw
         1675 Broadway
         New York, New York 10019

1234

PX0211.002.1101(Rev.0502)

--------

1 Mr. Murphy and Mr. Griffiths are not Directors of Oppenheimer Money Market Fund, Inc. and Mr. Murphy is not a
Trustee of Oppenheimer California Municipal Fund.
2 The address of each Trustee is 6803 S. Tucson Way, Englewood, CO 80112-3924.
3 Each Trustee serves for an indefinite term, until his or her resignation, death or removal.
4 The address of each Trustee is 6803 S. Tucson Way, Englewood, CO 80112-3924.
5 Each Trustee serves for an indefinite term, until his or her resignation, death or removal.
6 The address of each Officer is 498 Seventh Avenue, New York, NY 10018 except for Mr. Wixted and Ms. Ives, whose address is 6803 S. Tucson Way, Englewood, CO 80112-3924.
7 Each Officer serves for an annual term or until his or her resignation, death or removal.

8 In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of
Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal
Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers.
These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the
Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the
Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.